Summary of Significant Accounting Policies (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2026 USD ($) Segment shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Change in Accounting Estimate [Line Items]
Impairment loss
Contract assets
Revenue recognized
Advances from customers
VAT recoverable balance
Value added tax percent		12.00%
Quantitative threshold	5.00%
Inventory write-down
Description of CODM		The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”). The CODM evaluates the Company’s operating performance and allocates resources on a consolidated basis using net income as the measure of segment profit or loss. The CODM also reviews operating metrics and the unaudited interim condensed consolidated financial statements in evaluating the Company’s overall performance and making resource allocation decisions
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer [Member]
Number of Reportable Segments | Segment		1
Number of Operating Segments | Segment		1
Contingent liability
Dilutive ordinary shares | shares
Leases with initial term		12 years
Class A Ordinary Shares [Member]
Change in Accounting Estimate [Line Items]
Ordinary share vote		one
Dilutive ordinary shares | shares		2,600,000
Class B Ordinary Shares [Member]
Change in Accounting Estimate [Line Items]
Ordinary share vote		twenty